Nonvested restricted common stock related to stok-based compensation (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures	$ 364	$ 696